Provision for Income Taxes (Details) - Schedule of Income Taxes - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Abstract]
Income/(loss) before taxes	$ (418,123)	$ (187,166)	$ 108,418	$ 343,988	$ 156,184
Tax expenses/(credit) at the effective tax rates	(170,443)	(116,672)	10,732	(124,591)	36,755
Tax effect on non-taxable income	(761)		(39,173)
Tax effect on non-deductible expenses	119,130	204,226		369,101	114,656
Tax effect on utilization of tax losses	52,074	(3,812)		(36,369)	(1,990)
Income taxes		$ 83,742		$ 208,141	$ 294,716